Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Parenthetical) (Detail)
$ in Millions
	12 Months Ended
	Dec. 31, 2019 USD ($) R / $	Dec. 31, 2018 USD ($) R / $		Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funding from environmental trust funds	$ 69.5	$ 60.8	[1]	$ 55.5	$ 55.5
Notional amount	1,200.0	1,290.0
South Africa and Ghana [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funding from environmental trust funds	69.5	$ 60.8
US $1 Billion Notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	1,000.0
US$500 million 5-year notes issue (the 5-year notes) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	500.0
US$500 million 10-year notes issue (the 10-year notes) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 500.0
Closing foreign exchange rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Foreign exchange rate | R / $	14.00	14.63
Liquidity Risk [Member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	Spot LIBOR (one month fix) rate adjusted by specific facility agreement 1.7625%	Spot LIBOR (one month fix) rate adjusted by specific facility agreement 2.50625%
Borrowings adjustment to interest rate	1.7625%	2.50625%
Liquidity Risk [Member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement 0.92%	Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement 2.02%
Borrowings adjustment to interest rate	0.92%	2.02%
Liquidity Risk [Member] | ZAR Borrowings [Member] | Uncommitted credit facility [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description		Spot JIBAR (one month fix) rate adjusted by specific facility agreement 6.942%
Borrowings adjustment to interest rate		6.942%
Average bank overnight borrowing rate on uncommitted credit facilities		8.10%

[1]	Refer note 42.